COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.      COMMITMENTS AND CONTINGENCIES

In conjunction with the Cleave agreement entered into during 2021 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2022, no milestones have been achieved.

In conjunction with the BioInvent agreement entered into during 2020 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2022, no milestones have been achieved.

In conjunction with the Black Belt agreement entered into during 2019 (see Note 1), the Company is responsible for certain milestone and royalty payments. In June 2021, the Company achieved the First-Patient-In (FPI) in the Phase 1 dose escalation and expansion study of CID-103, and made $750,000 milestone payment in June 2021 and 250,000 euros ($305,000) in August 2021. As of December 31, 2022, no other milestones have been achieved.

In conjunction with the Pharmathen agreement entered into during 2019 (see Note 1), the Company is responsible for one remaining milestone payment. In January 2023, the Company and Pharmathen terminated this exclusive distribution license by entering into a termination agreement, and the Company has no further obligation for milestone payment.

The Company is subject in the normal course of business to various legal proceedings in which claims for monetary or other damages may be asserted. Management does not believe such legal proceedings, unless otherwise disclosed herein, are material.